Cover	Jul. 13, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Edits to item 5.02
Document Period End Date	Jul. 13, 2026
Entity File Number	333-274140
Entity Registrant Name	LONDAX CORP.
Entity Central Index Key	0001985554
Entity Tax Identification Number	35-2807931
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	201 E. Fifth Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	766-9313
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false